Inventory (Tables)	12 Months Ended
Apr. 30, 2021
Inventories [Abstract]
Summary of Inventory
	April 30, 2021	April 30, 2020
Carrying value of inventory:
Doré	$889	$680
Work-in-process	85	185
Stockpile	49	43
Supplies	758	755
	$1,781	$1,663